Leases - Schedule of future minimum operating lease payments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of future minimum operating lease payments [Line Items]
2024	$ 3,796
2025	3,553
2026	3,544
2027	3,488
2028	3,266
Thereafter	9,795
Total undiscounted lease payments	27,442
Less present value discount	(6,097)
Present value of lease liabilities	21,345	$ 22,300
Ground lease [Member]
Schedule of future minimum operating lease payments [Line Items]
2024	1,998
2025	2,058
2026	2,119
2027	2,183
2028	2,249
Thereafter	7,369
Total undiscounted lease payments	17,976
Less present value discount	(4,685)
Present value of lease liabilities	13,291
Office and other leases [Member]
Schedule of future minimum operating lease payments [Line Items]
2024	1,798
2025	1,495
2026	1,425
2027	1,305
2028	1,017
Thereafter	2,426
Total undiscounted lease payments	9,466
Less present value discount	(1,412)
Present value of lease liabilities	$ 8,054